Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 31.7	$ 20.9
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 1.25	$ 1.25
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	79,696,694	79,238,759
Common stock, shares outstanding	65,001,602	64,632,400
Treasury stock, shares	14,695,092	14,606,359